S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 21, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Avi S. Katz, and Dr. Raluca Dinu
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Our Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%